Income Taxes- Components of income tax expense (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Income Taxes
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	Successor
Current income taxes:
Federal			$ 111
State			1,751
Total current income taxes			1,862
Deferred income taxes:
Total income tax expense			$ 1,862